Income taxes - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets and liabilities
Income tax expense at statutory rate	€ (300)	€ (437)	€ (385)
Permanent differences	139	87	47
Non-creditable withholding taxes	(41)	(72)	(37)
Income taxes for prior years	22	3	95
Effect of different tax rates of subsidiaries operating in other jurisdictions	(140)	(68)	(57)
Effect of deferred tax assets not recognized	(524)	(107)	(77)
Benefit arising from previously unrecognized deferred tax assets	25	2,646	187
Net (increase)/decrease in uncertain tax positions	(15)	9	(29)
Change in income tax rates	32	24	17
Income taxes on undistributed earnings	(23)	(59)	(33)
Total	€ (825)	2,026	€ (272)
Finland
Deferred tax assets and liabilities
Statutory tax rate in Finland	20.00%
Deferred tax assets and liabilities
Effect of deferred tax assets not recognized		€ (2,500)